Annual Operating Expenses - VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO - VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO - VIP Growth Opportunities Portfolio	Apr. 29, 2024
VIP Growth Opportunities Portfolio - Initial Class
Operating Expenses:
Management fee	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.59%
VIP Growth Opportunities Portfolio - Service Class
Operating Expenses:
Management fee	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.01%	[1]
Total annual operating expenses	0.69%
VIP Growth Opportunities Portfolio - Service Class 2
Operating Expenses:
Management fee	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[1]
Total annual operating expenses	0.84%

[1]	B Adjusted to reflect current fees .
[2]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.09%, 0.09%, and 0.09% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.